Revenue from services provided to customers (Tables)	12 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenues by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line item in Nomura’s consolidated statement of income for the year ended March 31, 2019 and 2020.

	Millions of yen
	Year ended March 31
	2019	2020
Commissions	¥293,069	¥308,805
Fees from investment banking	101,521	103,222
Asset management and portfolio service fees	245,519	238,202
Other revenue	54,284	49,901

Total	¥694,393	¥700,130

Customer contract receivables, customer contract assets and customer contract liabilities
The following table presents the balances of customer contract receivables, contract assets and contract liabilities in scope of ASC 606 as of March 31, 2019 and 2020. The amount of contract assets as of March 31, 2019 and 2020 were immaterial.

	Millions of yen
	March 31, 2019	March 31, 2020
Customer contract receivables	¥78,226	¥103,557
Contract liabilities (1)	4,971	3,444

(1)	Contract liabilities primarily rise from investment advisory services and recognized in connection with the term of the contract based on time elapsed.